Other Operating (Expenses) Revenues, Net - Schedule of Other Operating Revenue and Expenses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Operating Revenue and Expenses [Abstract]
Result with property, plant and equipment and leases	R$ (12)	R$ 55	R$ (34)
Revenues (expenses) related to legal proceedings	1	(1)	(19)
Restructuring expenses and others	(10)	(5)	(33)
Indemnity assets			14
Total	R$ (21)	R$ 49	R$ (72)